Taxes on Income (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Total	$ 121,624	$ 101,696	$ 52,811
Domestic (Israel) [Member]
Disclosure of geographical areas [line items]
Total	90,729	81,317	38,204
Foreign [Member]
Disclosure of geographical areas [line items]
Total	$ 30,895	$ 20,379	$ 14,607